Expense Example - FidelityFreedomBlendFunds-PremierComboPRO - FidelityFreedomBlendFunds-PremierComboPRO - Fidelity Freedom Blend 2035 Fund - Fidelity Freedom Blend 2035 Fund - Premier Class	May 30, 2023 USD ($)
Expense Example:
1 year	$ 24
3 years	74
5 years	130
10 years	$ 293